SUPPLEMENT DATED JANUARY 3, 2023

TO THE UPDATING SUMMARY PROSPECTUS DATED MAY 2, 2022

American General Life Insurance Company

Variable Annuity Account Ten

Advanced Outcomes Annuity

This supplement updates certain information in the most recent updating summary prospectus (the “Prospectus”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The Investment Options Annual Fees and the estimated Annual Costs are updated under Fees and Expenses in IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT:

Annual Fee	Minimum	Maximum
Investment Options[2] (Underlying Fund fees and expenses)	0.99%	1.52%

2 As a percentage of Underlying Fund net assets.

Lowest Annual Cost: $1,922	Highest Annual Cost: $2,988

The following Underlying Funds are hereby added to APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT:

Type	Underlying Fund – Share Class 3 Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	Milliman – Capital Group Hedged U.S. Growth Strategy
	Milliman – Capital Group Hedged U.S. Growth Fund[10] Milliman Financial Risk Management, LLC Capital International, Inc.	1.09%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Income and Growth Strategy
	Milliman – Capital Group Hedged U.S. Income and Growth Fund[10] Milliman Financial Risk Management, LLC Capital International, Inc.	1.09%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class 3 Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Equity	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)[12] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)[13] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (II)[12] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (II)[13] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

[10]	Available for investment on or about February 10, 2023.
[12]	Available for investment on or about April 10, 2023.
[13]	Available for investment on or about July 10, 2023.